FAIR VALUE MEASUREMENTS (FY) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Assets:
Marketable securities held in Trust Account	$ 230,008,192	$ 230,011,254
Liabilities:
Warrant liability	10,176,000	13,365,500
Level 1 | Recurring
Assets:
Marketable securities held in Trust Account		230,011,254
Level 1 | Public Warrants
Liabilities:
Warrant liability	9,890,000	12,995,000
Level 1 | Public Warrants | Recurring
Liabilities:
Warrant liability		12,995,000
Level 3 | Private Placement Warrants
Liabilities:
Warrant liability	$ 286,000	370,500
Level 3 | Private Placement Warrants | Recurring
Liabilities:
Warrant liability		$ 370,500